Note 12 (Tables)	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income [Table Text Block]
The breakdown of the balance of this heading of the accompanying condensed consolidated balance sheets by type of financial instruments is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2021	December 2020
Equity instruments	6.2	1,347	1,100
Debt securities		71,811	68,308
Loans and advances to credit institutions	6.2	27	33
Total	7	73,186	69,440
Of which: loss allowances of debt securities		(66)	(97)

Financial assets at fair value through other comprehensive income equity instruments [Table Text Block]
The breakdown of the balance under the heading "Equity instruments" of the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, is as follows:

Financial assets at fair value through other comprehensive income. Equity instruments (Millions of Euros)
	June 2021		December 2020
	Cost	Fair value	Cost	Fair value
Equity instruments
Spanish companies shares	2,235	1,114	2,182	873
Foreign companies shares	101	126	100	121
The United States	30	30	27	27
Mexico	1	32	1	34
Turkey	2	5	2	6
Other countries	69	58	70	54
Subtotal equity instruments listed	2,336	1,239	2,282	995
Equity instruments
Spanish companies shares	5	5	5	5
Foreign companies shares	55	103	58	100
Mexico	—	1	—	1
Turkey	5	5	5	5
Other countries	50	98	52	94
Subtotal unlisted equity instruments	60	108	62	105
Total	2,396	1,347	2,344	1,100

Financial assets at fair value through other comprehensive income debt securities [Table Text Block]
The breakdown of the balance under the heading "Debt securities" of the accompanying condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, is as follows:

Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	June 2021		December 2020
	Amortized cost	Fair value	Amortized cost	Fair value
Domestic debt securities
Government and other government agency debt securities	24,123	24,827	28,582	29,367
Central banks	—	—	—	—
Credit institutions	1,149	1,207	1,363	1,439
Other issuers	633	658	867	906
Subtotal	25,905	26,691	30,811	31,712
Foreign debt securities
Mexico	10,638	10,502	9,107	9,395
Government and other government agency debt securities	9,956	9,813	8,309	8,579
Central banks	—	—	—	—
Credit institutions	122	122	113	118
Other issuers	560	567	685	698
The United States	5,733	5,762	4,642	4,691
Government and other government agency debt securities	3,552	3,541	2,307	2,315
Credit institutions	107	109	186	188
Other issuers	2,074	2,112	2,149	2,187
Turkey	3,383	3,332	3,456	3,473
Government and other government agency debt securities	3,383	3,332	3,456	3,473
Central banks	—	—	—	—
Credit institutions	—	—	—	—
Other issuers	—	—	—	—
Other countries	25,028	25,524	18,340	19,037
Other foreign governments and government agency debt securities	16,626	16,936	10,458	10,943
Central banks	1,955	1,963	1,599	1,611
Credit institutions	2,465	2,556	2,521	2,629
Other issuers	3,983	4,068	3,762	3,854
Subtotal	44,783	45,119	35,545	36,596
Total	70,688	71,811	66,356	68,308

Financial assets at fair value through other comprehensive income debt securities by rating [Table Text Block]
The credit ratings of the issuers of debt securities as of June 30, 2021 and December 31, 2020, are as follows:

Debt securities by rating
	June 2021		December 2020
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%
AAA	4,290	6.0%	4,345	6.4%
AA+	649	0.9%	595	0.9%
AA	442	0.6%	449	0.7%
AA-	421	0.6%	406	0.6%
A+	7,344	10.2%	5,912	8.7%
A	1,817	2.5%	2,112	3.1%
A-	27,311	38.0%	31,614	46.3%
BBB+	11,436	15.9%	8,629	12.6%
BBB	3,966	5.5%	4,054	5.9%
BBB-	9,182	12.8%	5,116	7.5%
BB+ or below	4,556	6.3%	4,731	6.9%
Unclassified	397	0.6%	345	0.5%
Total	71,811	100.0%	68,308	100.0%

Accumulated other comprehensive income items that may be reclassified to profit or loss. Financial assets at fair value through other comprehensive income [Table Text Block]
The changes in the gains/losses (net of taxes) during the six months ended June 30, 2021 and in the year ended December 31, 2020 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income” in the accompanying condensed consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities		Equity instruments
	Notes	June 2021	December 2020	June 2021	December 2020
Balance at the beginning		2,069	1,760	(1,256)	(403)
Valuation gains and losses		(696)	489	201	(876)
Amounts transferred to income		(81)	(72)
Amounts transferred to Reserves					—
Income tax and other		220	(107)	(6)	23
Balance at the end	27	1,512	2,069	(1,060)	(1,256)